Investments - Schedule of Investments (Details) - USD ($)	Dec. 31, 2024		Mar. 31, 2024		Mar. 31, 2023
Long term investments
Long term investments	$ 25,295		$ 91,947		$ 158,455
Investments in certificate of deposits [Member]
Long term investments
Long term investments	$ 25,295	[1]	$ 91,947	[1],[2]	$ 158,455	[2]

[1]	Investments includes certificate of deposits and interest accrued on the same.
[2]	Investments includes certificate of deposits and interest accrued on the same.